EQUITY: (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	Apr. 13, 2018	May 10, 2018	Jun. 30, 2018	Jun. 30, 2017
Proceeds from issuance of shares net			$ 35,029	$ 9,525
Share Options [Member]
Number of options forfeited or expired			52,382
Underwritten Public Offering [Member] | Ordinary Shares [Member]
Proceeds from issuance of shares net		$ 35,029
Number of shares issued	6,750,000
Share price (in dollars per share)	$ 5.25
Number of additional ordinary shares purchased by underwriters		400,000